Mandatorily redeemable Series C preferred shares (Details) - CAD CAD / shares in Units, CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock redemption price per share (in CAD per share)	CAD 25
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2018	CAD 279,724
2019	179,107
2020	391,025
2021	152,626
2022	492,343
Thereafter to 2031	2,331,327
Preferred shares series C, noncurrent	CAD 17,396	CAD 17,552
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	100
Preferred stock redemption price per share (in CAD per share)	CAD 53,400
Disclosure Estimated Dividend And Redemption Payments [Abstract]
Less amounts representing interest	CAD (9,085)
Total Preferred shares series C	18,464
Less current portion	(1,068)
Preferred shares series C, noncurrent	CAD 17,396
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	36
Dividends Payable | Series C Preferred Stock
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2018	CAD 1,068
2019	1,282
2020	1,344
2021	1,364
2022	1,390
Thereafter to 2031	15,761
Redemption amount	5,340
Estimated dividend and redemption payments	CAD 27,549